Income taxes - Rollforward of Deferred Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	€ 2,107	€ 2,176
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(3)	(79)
Effect of tax rate changes on income statement	127	43	€ 3
Amounts charged/(credited) directly to OCI	126	(20)
Amount charged/credited to equity (excluding effect of tax rate changes)	(3)	1
Acquired through business combinations	1,176
Effect of movements in foreign exchange	27	(14)
Deferred tax liability (asset) at end of period	3,557	2,107	2,176
Franchise and other intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	1,982	1,966
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	1	(9)
Effect of tax rate changes on income statement	106	39
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Acquired through business combinations	1,174
Effect of movements in foreign exchange	22	(14)
Deferred tax liability (asset) at end of period	3,285	1,982	1,966
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	187	224
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	2	(40)
Effect of tax rate changes on income statement	8	4
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Acquired through business combinations	51
Effect of movements in foreign exchange	3	(1)
Deferred tax liability (asset) at end of period	251	187	224
Financial assets and liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(6)	7
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(1)	(8)
Effect of tax rate changes on income statement	1	0
Amounts charged/(credited) directly to OCI	63	(4)
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Acquired through business combinations	(19)
Effect of movements in foreign exchange	(2)	(1)
Deferred tax liability (asset) at end of period	36	(6)	7
Tax losses
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(6)	(4)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(4)	(2)
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Acquired through business combinations	(4)
Effect of movements in foreign exchange	0	0
Deferred tax liability (asset) at end of period	(14)	(6)	(4)
Employee and retiree benefit accruals
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(89)	(59)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	8	(14)
Effect of tax rate changes on income statement	12	(1)
Amounts charged/(credited) directly to OCI	63	(16)
Amount charged/credited to equity (excluding effect of tax rate changes)	(3)	1
Acquired through business combinations	(6)
Effect of movements in foreign exchange	1	0
Deferred tax liability (asset) at end of period	(14)	(89)	(59)
Tax credits
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(10)	(3)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(2)	(7)
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Acquired through business combinations	0
Effect of movements in foreign exchange	0	0
Deferred tax liability (asset) at end of period	(12)	(10)	(3)
Other, net
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	49	45
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(7)	1
Effect of tax rate changes on income statement	0	1
Amounts charged/(credited) directly to OCI	0	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0	0
Acquired through business combinations	(20)
Effect of movements in foreign exchange	3	2
Deferred tax liability (asset) at end of period	€ 25	€ 49	€ 45